Average Annual Total Returns{- Value Strategies Portfolio} - 02.28 VIP Value Strategies Portfolio Investor PRO-10 - Value Strategies Portfolio	VIP Value Strategies Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Value Strategies Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Value Strategies Portfolio-Investor VIP Return Before Taxes Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	33.48%	13.85%	13.65%	28.34%	11.22%	13.44%